Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Low Volatility Index Fund

July 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

MLV-QTLY-0920
1.9892173.101

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Bailiwick of Jersey - 0.8%
WNS Holdings Ltd. sponsored ADR (a)	131,460	$8,408,182
Bermuda - 1.5%
China Resource Gas Group Ltd.	2,400,000	11,829,220
Shenzhen International Holdings Ltd.	2,724,714	4,443,749

TOTAL BERMUDA		16,272,969

Brazil - 0.3%
Atacadao Distribuicao Comercio e Industria Ltda	749,400	3,223,689
Cayman Islands - 15.6%
Anta Sports Products Ltd.	1,724,000	16,349,561
Hengan International Group Co. Ltd.	1,633,000	13,706,134
Semiconductor Manufacturing International Corp. (a)	7,611,500	29,802,517
Shenzhou International Group Holdings Ltd.	1,248,500	14,900,875
Sino Biopharmaceutical Ltd.	11,452,000	14,923,964
TAL Education Group ADR (a)	268,590	20,995,680
Tencent Holdings Ltd.	270,500	18,555,817
Uni-President China Holdings Ltd.	3,673,000	3,980,904
Want Want China Holdings Ltd.	18,475,000	13,659,052
Zhenro Properties Group Ltd.	6,061,000	3,855,429
ZTO Express (Cayman), Inc. sponsored ADR	488,536	18,100,259

TOTAL CAYMAN ISLANDS		168,830,192

Chile - 0.7%
Banco de Chile (a)	83,550,456	8,021,091
China - 7.9%
AviChina Industry & Technology Co. Ltd. (H Shares)	8,011,000	4,765,068
China Communications Services Corp. Ltd. (H Shares)	6,982,000	4,522,359
China Minsheng Banking Corp. Ltd. (H Shares)	17,025,000	10,719,843
China Railway Group Ltd. (H Shares)	10,151,000	5,134,243
China Telecom Corp. Ltd. (H Shares)	40,490,000	12,022,523
Dongfeng Motor Group Co. Ltd. (H Shares)	1,398,000	1,001,110
Huaneng Power International, Inc. (H Shares)	10,986,000	4,691,904
Jiangsu Expressway Co. Ltd. (H Shares)	3,518,000	3,772,058
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	24,313,000	13,395,160
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	6,628,000	16,847,296
Sinopharm Group Co. Ltd. (H Shares)	1,574,400	3,749,974
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	1,595,200	5,598,421

TOTAL CHINA		86,219,959

Czech Republic - 0.0%
Komercni Banka A/S (a)	9,867	228,068
Hong Kong - 4.2%
China Mobile Ltd.	1,809,500	12,351,898
China Resources Beer Holdings Co. Ltd.	1,248,000	8,679,303
China Resources Power Holdings Co. Ltd.	4,487,000	5,719,980
CNOOC Ltd.	1,413,000	1,491,422
Far East Horizon Ltd.	7,957,500	6,550,566
Guangdong Investment Ltd.	7,002,000	11,311,180

TOTAL HONG KONG		46,104,349

India - 14.5%
Apollo Hospitals Enterprise Ltd.	263,067	5,880,032
Cipla Ltd.	840,415	8,078,282
Dr. Reddy's Laboratories Ltd.	236,828	14,321,493
HCL Technologies Ltd.	2,011,405	18,932,766
Hindustan Unilever Ltd.	498,006	14,689,582
ICICI Lombard General Insurance Co. Ltd. (b)	261,090	4,542,938
Infosys Ltd.	1,525,678	19,589,238
Lupin Ltd.	644,904	7,975,651
Petronet LNG Ltd.	100,614	332,851
Pidilite Industries Ltd.	358,622	6,495,596
Power Grid Corp. of India Ltd.	4,573,034	10,883,235
Sun Pharmaceutical Industries Ltd.	464,546	3,296,838
Tata Consultancy Services Ltd.	525,723	16,008,869
Tech Mahindra Ltd.	1,183,059	10,763,910
Wipro Ltd.	3,997,120	14,989,200

TOTAL INDIA		156,780,481

Indonesia - 2.9%
PT Bank Central Asia Tbk	6,827,800	14,624,962
PT Indofood CBP Sukses Makmur Tbk	6,449,600	4,064,607
PT Telekomunikasi Indonesia Tbk Series B	60,910,800	12,704,772

TOTAL INDONESIA		31,394,341

Korea (South) - 8.3%
Coway Co. Ltd.	148,271	9,509,797
Db Insurance Co. Ltd.	101,923	4,014,327
E-Mart Co. Ltd.	2,623	250,048
Hankook Tire Co. Ltd.	230,581	5,022,858
Hyundai Mobis	74,397	12,784,593
Kangwon Land, Inc.	298,640	5,706,290
Korea Electric Power Corp. (a)	533,210	8,522,418
KT&G Corp.	182,256	12,329,629
S1 Corp.	52,048	3,938,876
Samsung Life Insurance Co. Ltd.	202,424	8,048,819
SK C&C Co. Ltd.	36,165	6,698,566
SK Telecom Co. Ltd.	70,536	13,015,270

TOTAL KOREA (SOUTH)		89,841,491

Kuwait - 1.7%
Boubyan Bank KSC	2,580,964	4,488,266
Gulf Bank	541,197	336,753
Mabanee Co. SAKC	78,000	154,289
National Bank of Kuwait	5,045,612	13,037,458

TOTAL KUWAIT		18,016,766

Malaysia - 6.3%
Dialog Group Bhd	7,418,800	6,638,825
Hap Seng Consolidated Bhd	1,879,900	3,974,441
Hong Leong Bank Bhd	1,352,100	4,800,689
IHH Healthcare Bhd	8,564,500	10,940,683
Malayan Banking Bhd	6,731,168	12,187,238
Petronas Dagangan Bhd	867,100	4,400,230
Petronas Gas Bhd	1,033,700	4,111,277
PPB Group Bhd	1,244,200	5,791,983
Public Bank Bhd	3,820,000	15,334,484

TOTAL MALAYSIA		68,179,850

Mexico - 1.0%
Gruma S.A.B. de CV Series B	50,055	587,367
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	62,049	411,885
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (a)	578,820	5,753,088
Kimberly-Clark de Mexico SA de CV Series A	2,515,900	4,117,236

TOTAL MEXICO		10,869,576

Philippines - 2.1%
Bank of the Philippine Islands (BPI)	3,708,450	5,152,412
BDO Unibank, Inc.	5,106,690	9,136,917
Jollibee Food Corp.	1,244,410	3,424,669
Manila Electric Co.	506,070	2,733,503
SM Prime Holdings, Inc.	3,702,600	2,271,503

TOTAL PHILIPPINES		22,719,004

Qatar - 2.7%
Qatar Gas Transport Co. Ltd. (Nakilat) (a)(c)	6,328,752	4,865,196
Qatar Islamic Bank (a)(c)	1,389,593	6,144,589
Qatar National Bank SAQ (a)(c)	2,372,287	11,727,868
The Commercial Bank of Qatar (a)(c)	5,661,142	6,421,455

TOTAL QATAR		29,159,108

Russia - 0.0%
PhosAgro OJSC GDR (Reg. S)	28,808	340,511
Saudi Arabia - 1.5%
Jarir Marketing Co.	163,871	6,606,574
Saudi Arabian Fertilizers Co.	251,076	5,221,824
Saudi Telecom Co.	166,177	4,306,848

TOTAL SAUDI ARABIA		16,135,246

South Africa - 0.8%
Bidcorp Ltd.	531,878	8,734,079
Taiwan - 17.4%
ASUSTeK Computer, Inc.	961,000	7,085,910
Chang Hwa Commercial Bank	17,759,280	11,491,939
China Steel Corp.	20,555,000	13,861,079
Chunghwa Telecom Co. Ltd.	3,956,000	14,750,111
Far EasTone Telecommunications Co. Ltd.	4,652,000	9,997,316
Formosa Petrochemical Corp.	3,817,000	10,594,833
Formosa Plastics Corp.	3,846,000	10,282,372
Formosa Taffeta Co. Ltd.	148,000	152,224
Novatek Microelectronics Corp.	650,000	6,419,862
Pou Chen Corp.	6,788,000	6,137,913
President Chain Store Corp.	486,000	4,634,562
Quanta Computer, Inc.	6,671,000	18,584,831
Taiwan Cooperative Financial Holding Co. Ltd.	14,811,990	10,795,470
Taiwan Mobile Co. Ltd.	4,027,000	14,400,756
The Shanghai Commercial & Savings Bank Ltd.	6,575,000	9,483,388
Unified-President Enterprises Corp.	5,441,000	13,249,489
United Microelectronics Corp.	27,839,000	21,061,653
WPG Holding Co. Ltd.	4,119,000	5,597,306

TOTAL TAIWAN		188,581,014

Thailand - 3.9%
Advanced Info Service PCL	80,400	476,884
Advanced Info Service PCL (For. Reg.)	1,136,200	6,739,243
Bangkok Bank PCL	60,500	193,003
Bangkok Bank PCL (For. Reg.)	995,500	3,175,769
Bangkok Dusit Medical Services PCL	538,600	381,631
Bangkok Dusit Medical Services PCL (For. Reg.)	8,350,300	5,916,692
BTS Group Holdings PCL	1,040,900	350,415
BTS Group Holdings PCL (For. Reg.)	15,720,400	5,292,215
Bumrungrad Hospital PCL (For. Reg.)	1,110,900	4,078,168
CPN Retail Growth Leasehold REIT:
rights (a)	220,244	0
rights (a)	248,290	0
Electricity Generating PCL	47,500	360,933
Electricity Generating PCL (For. Reg.)	640,500	4,866,896
Kasikornbank PCL	155,800	404,610
Kasikornbank PCL (For. Reg.)	2,468,300	6,449,710
Krung Thai Bank PCL (For. Reg.)	10,327,150	3,261,380

TOTAL THAILAND		41,947,549

United Arab Emirates - 2.0%
Dubai Islamic Bank Pakistan Ltd. (a)	229,212	235,256
Emirates Telecommunications Corp.	3,375,864	15,293,243
National Bank of Abu Dhabi PJSC (a)	2,211,369	6,574,235

TOTAL UNITED ARAB EMIRATES		22,102,734

United States of America - 1.4%
Yum China Holdings, Inc.	300,196	15,382,043
TOTAL COMMON STOCKS
(Cost $1,048,593,276)		1,057,492,292
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (Cost $189,932)(d)	190,000	189,953
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.14% (e)
(Cost $31,184,007)	31,175,577	31,184,929
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,079,967,215)		1,088,867,174
NET OTHER ASSETS (LIABILITIES) - (0.4)%(f)		(4,205,309)
NET ASSETS - 100%		$1,084,661,865

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	471	Sept. 2020	$25,182,015	$920,117	$920,117

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,938,098 or 1.7% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $189,953.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Includes $2,308,257 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,633
Fidelity Securities Lending Cash Central Fund	12,866
Total	$72,499

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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